 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Charter Income Trust - MCR

Report of the calendar month ending September 30, 2003:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
9/5/03	Shares of beneficial interest	23,000	8.5489	9.46	Merrill Lynch
9/8/03	Shares of beneficial interest	22,000	8.55	9.47	Merrill Lynch
9/09/03	Shares of beneficial interest	22,000	8.5495	9.48	Merrill Lynch
9/10/03	Shares of beneficial interest	22,000	8.56	9.51	Merrill Lynch
9/11/03	Shares of beneficial interest	22,000	8.5496	9.46	Merrill Lynch
9/12/03	Shares of beneficial interest	11,500	8.5417	9.48	Merrill Lynch
9/15/03	Shares of beneficial interest	6,100	8.57	9.49	Merrill Lynch
9/16/03	Shares of beneficial interest	6,600	8.55	9.49	Merrill Lynch
9/18/03	Shares of beneficial interest	22,000	8.5966	9.53	Merrill Lynch
9/18/03	Shares of beneficial interest	14,700	8.6	9.53	Merrill Lynch
9/19/03	Shares of beneficial interest	22,000	8.632	9.54	Merrill Lynch
9/22/03	Shares of beneficial interest	14,900	8.627	9.53	Merrill Lynch
9/22/03	Shares of beneficial interest	17,500	8.64	9.53	Merrill Lynch
9/23/03	Shares of beneficial interest	20,000	8.61	9.53	Merrill Lynch
9/24/03	Shares of beneficial interest	12,000	8.62	9.55	Merrill Lynch
9/25/03	Shares of beneficial interest	20,000	8.6289	9.56	Merrill Lynch
9/26/03	Shares of beneficial interest	5,700	8.6633	9.58	Merrill Lynch
9/29/03	Shares of beneficial interest	9,100	8.68	9.58	Merrill Lynch

Total Shares Repurchased: 293,100

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management